Fair Value Measurements - Summary of Quantitative Information about Fair Value Measurements Using Significant Unobservable Inputs (Level 3 Instruments) (Detail) - Level 3 of fair value hierarchy [member]
	12 Months Ended
	Oct. 31, 2018 Times Point	Oct. 31, 2017 Times Point
Bottom of range [member] | Equity contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Quanto correlation	(65.00%)	(38.00%)
Equity volatility	10.00%	8.00%
Bottom of range [member] | Commodity contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Swaption correlation		29.00%
Top of range [member] | Equity contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Quanto correlation	68.00%	17.00%
Dividend yield	8.00%	8.00%
Equity volatility	105.00%	74.00%
Top of range [member] | Commodity contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Swaption correlation		41.00%
Discounted cash flow [member] | Bottom of range [member] | Interest rate contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Inflation rate swap curve	1.00%	1.00%
Discounted cash flow [member] | Bottom of range [member] | Credit Contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Credit spread		0.40%
Discounted cash flow [member] | Top of range [member] | Interest rate contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Inflation rate swap curve	2.00%	2.00%
Discounted cash flow [member] | Top of range [member] | Credit Contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Credit spread		0.40%
Swaption Model [Member] | Bottom of range [member] | Interest rate contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Currency specific volatility	15.00%	11.00%
Swaption Model [Member] | Top of range [member] | Interest rate contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Currency specific volatility	346.00%	338.00%
Option model [member] | Bottom of range [member] | Interest rate contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Funding ratio	65.00%	55.00%
Option model [member] | Bottom of range [member] | Foreign exchange contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Currency specific volatility	7.00%	7.00%
Option model [member] | Bottom of range [member] | Equity contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Price correlation	1.00%	(9.00%)
Option model [member] | Bottom of range [member] | Commodity contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Quanto correlation	(66.00%)	(65.00%)
Option model [member] | Top of range [member] | Interest rate contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Funding ratio	75.00%	75.00%
Option model [member] | Top of range [member] | Foreign exchange contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Currency specific volatility	14.00%	10.00%
Option model [member] | Top of range [member] | Equity contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Price correlation	96.00%	97.00%
Option model [member] | Top of range [member] | Commodity contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Quanto correlation	(46.00%)	(45.00%)
Financial assets designated at fair value through profit or loss [member] | Price-based [member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Net Asset Value	n/a	n/a
Financial assets designated at fair value through profit or loss [member] | Price-based [member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Net Asset Value	n/a	n/a
Government and government-related securities [member] | Market comparable [member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Bond price equivalent	76	100
Government and government-related securities [member] | Market comparable [member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Bond price equivalent	172	177
Other debt securities [member] | Market comparable [member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Bond price equivalent	104	114
Equity securities [member] | Market comparable [member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
New issue price		100.00%
Price equivalent	84.00%	50.00%
Equity securities [member] | Market comparable [member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
New issue price		100.00%
Price equivalent	117.00%	118.00%
Equity securities [member] | Discounted cash flow [member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Discount rate	6.00%	6.00%
Equity securities [member] | Discounted cash flow [member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Discount rate	9.00%	9.00%
Equity securities [member] | EBITDA Multiple [Member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Earnings multiple | Times	5.0	5.5
Equity securities [member] | EBITDA Multiple [Member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Earnings multiple | Times	20.5	20.5
Non trading financial assets at fair value through profit and loss [member] | Market comparable [member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
New issue price	100.00%
Liquidity discount	50.00%
Non trading financial assets at fair value through profit and loss [member] | Market comparable [member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
New issue price	100.00%
Liquidity discount	50.00%
Non trading financial assets at fair value through profit and loss [member] | Discounted cash flow [member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Discount rate	8.00%
Non trading financial assets at fair value through profit and loss [member] | Discounted cash flow [member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Discount rate	40.00%
Non trading financial assets at fair value through profit and loss [member] | EBITDA Multiple [Member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Earnings multiple	0.3
Non trading financial assets at fair value through profit and loss [member] | EBITDA Multiple [Member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Earnings multiple	5.3
Non trading financial assets at fair value through profit and loss [member] | Financial assets designated at fair value through profit or loss [member] | Price-based [member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Net Asset Value	n/a	n/a
Non trading financial assets at fair value through profit and loss [member] | Financial assets designated at fair value through profit or loss [member] | Price-based [member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Net Asset Value	n/a	n/a
Trading deposits [member] | Swaption Model [Member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Currency specific volatility	15.00%	11.00%
Trading deposits [member] | Swaption Model [Member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Currency specific volatility	346.00%	338.00%
Trading deposits [member] | Option model [member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Price correlation	1.00%	(9.00%)
Quanto correlation	(85.00%)	(38.00%)
Equity volatility	8.00%	7.00%
Trading deposits [member] | Option model [member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Price correlation	96.00%	97.00%
Quanto correlation	68.00%	18.00%
Dividend yield	13.00%	10.00%
Equity volatility	131.00%	68.00%
Financial liabilities designated at fair value through profit or loss [member] | Option model [member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Funding ratio	2.00%	5.00%
Financial liabilities designated at fair value through profit or loss [member] | Option model [member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Line Items]
Funding ratio	70.00%	67.00%